DEBT - Future Minimum Principal Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Debt
Total debt	$ 13,679	$ 12,839
Convertible Debt
Debt
Principal due in 2024	3,390
Less: fair value ascribed to conversion feature and warrants	(1,523)	(1,523)
Plus: accretion and implied interest	1,467	1,086
Total debt	3,334	$ 2,953
Debenture
Debt
Principal due in 2024	11,000
Less: fair value ascribed to conversion feature and warrants	(1,204)
Plus: accretion and implied interest	776
Less: debt issuance costs	(227)
Total debt	$ 10,345